SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Schedule of Group's operating segment results

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue:
Freight delivery	5,258,666	5,183,161	5,445,311	854,488
Supply chain management	2,198,271	1,912,323	1,820,239	285,635
Global	336,874	777,657	1,194,146	187,388
Others	3,130,117	2,893,014	3,347,777	525,339
Inter-segment*	(442,927)	(237,921)	(381,637)	(59,887)
Total revenue	10,481,001	10,528,234	11,425,836	1,792,963
Cost of revenue:
Freight delivery	4,944,124	5,070,567	5,567,072	873,595
Supply chain management	2,058,937	1,846,901	1,746,967	274,137
Global	371,404	875,734	1,258,802	197,534
Others	2,998,661	2,730,658	3,434,020	538,872
Inter-segment*	(445,136)	(237,908)	(381,637)	(59,887)
Total cost of revenue	9,927,990	10,285,952	11,625,224	1,824,251
Gross profit (loss):
Freight delivery	314,542	112,594	(121,761)	(19,107)
Supply chain management	139,334	65,422	73,272	11,498
Global	(34,530)	(98,077)	(64,656)	(10,146)
Others	131,456	162,356	(86,243)	(13,533)
Inter-segment*	2,209	(13)	—	—
Total gross profit (loss)	553,011	242,282	(199,388)	(31,288)
Net (loss) profit:
Freight	38,608	(188,184)	(457,451)	(71,784)
Supply Chain	(122,312)	(175,072)	(103,387)	(16,223)
Global	(167,600)	(251,511)	(267,902)	(42,040)
Others	11,804	(103,710)	(341,117)	(53,529)
Unallocated**	(172,895)	(309,957)	(94,004)	(14,751)
Total net loss from continuing operations	(412,395)	(1,028,434)	(1,263,861)	(198,327)

(*)    The inter segment eliminations mainly consist of services provided by Others to the Freight delivery services and Supply chain management services segment, for the years ended December 31, 2019, 2020 and 2021, respectively

(**)   Unallocated expenses are primarily related to the corporate general administrative expenses and other miscellaneous items that are not allocated to individual reportable segments.